Impairment Charges and Reversals - Summary of Forward Prices Used to Determine Future Cash Flows (Detail) - Upstream Commodity Price Assumptions [Member]	Dec. 31, 2020 $ / bbl $ / bbl $ / Mcf
WTI [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Annual Increase Thereafter	2.00%
WTI [Member] | 2021 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	47.17
WTI [Member] | 2022 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	50.17
WTI [Member] | 2023 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	53.17
WTI [Member] | 2024 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	54.97
WTI [Member] | 2025 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	56.07
WCS [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Annual Increase Thereafter	2.00%
WCS [Member] | 2021 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	44.63
WCS [Member] | 2022 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	48.18
WCS [Member] | 2023 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	52.10
WCS [Member] | 2024 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	54.10
WCS [Member] | 2025 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	55.19
Edmonton C5+ [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Annual Increase Thereafter	2.00%
Edmonton C5+ [Member] | 2021 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	59.24
Edmonton C5+ [Member] | 2022 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	63.19
Edmonton C5+ [Member] | 2023 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	67.34
Edmonton C5+ [Member] | 2024 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	69.77
Edmonton C5+ [Member] | 2025 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price	71.18
AECO [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Annual Increase Thereafter	2.00%
AECO [Member] | 2021 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / Mcf	2.88
AECO [Member] | 2022 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / Mcf	2.80
AECO [Member] | 2023 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / Mcf	2.71
AECO [Member] | 2024 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / Mcf	2.75
AECO [Member] | 2025 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / Mcf	2.80